       As filed with the Securities and Exchange Commission on February 13, 2006
                                                      Registration No. 33-79112*

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 22

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         (formerly, The Manufacturers Life Insurance Company of New York
                               Separate Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, ESQUIRE
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on _________ pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _________, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item   Caption in Prospectus
--------   ---------------------
Part A

1.         Cover Page

2.         Special Terms

3.         Summary

4.         Performance Data;

           Financial Statements

5.         General Information about Us, The Variable Account and The Portfolios

6.         Charges and Deductions; Withdrawal Charges; Administration Fees;
           Mortality and Expense Risks Charge; Taxes; Appendix C - Examples of
           Calculation of Withdrawal Charge

7.         Accumulation Period Provisions; Our Approval; Purchase Payments;
           Accumulation Units; Net Investment Factor; Transfers Among Investment
           Options; Special Transfer Services - Dollar Cost Averaging; Asset
           Rebalancing Program; Withdrawals; Special Withdrawal Services -
           Income Plan; Contract Owner Inquiries; Other Contract Provisions;
           Ownership; Beneficiary; Modification;

8.         Pay-out Period Provisions; General; Annuity Options; Determination of
           Amount of the First Variable Annuity Payments; Annuity Units and the
           Determination of Subsequent Variable Annuity Payments; Transfers
           During Pay-out Period

9.         Accumulation Provisions; Death Benefit Before Maturity Date; Annuity
           Provisions; Death Benefit After Maturity Date

10.        Accumulation Period Provisions; Purchase Payments; Accumulation
           Units; Value of Accumulation Units; Net Investment Factor;
           Distribution of Contracts

11.        Accumulation Period Provisions; Purchase Payments; Other Contract
           Provisions; Right to Review Contract

12.        Federal Tax Matters; Introduction; Our Tax Status; Taxation of
           Annuities in General; Qualified Retirement Plans

13.        Legal Proceedings

14.        Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information

15.        Cover Page

16.        Table of Contents

17.        General History and Information.

18.        Services-Independent Auditors; Services-Servicing Agent

19.        Not Applicable

20.        Services-Principal Underwriter

21.        Performance Data

22.        Not Applicable

23.        Audited Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

  (VERSION I "NYVenture", included in Registrants Form N-4, File No 033-79112, filed on April 29, 2005 and incorporated by reference herein)

                       SUPPLEMENT DATED FEBRUARY 13, 2006
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," "Vision Variable Annuity" or "Strategy Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                      CHANGE TO VARIABLE INVESTMENT OPTIONS

A. WE ADD A NEW VARIABLE INVESTMENT OPTION TO THE PRODUCT PROSPECTUSES EFFECTIVE FEBRUARY 13, 2006:

Effective February 13, 2006, you may select a new investment option, entitled "Index Allocation," as a variable investment option. When you select this option, we invest your money in a sub-account of the Variable Account that invests in a Portfolio of the John Hancock Trust titled INDEX ALLOCATION TRUST.

We add the following information to the table in the Product Prospectuses that describes the operating expenses for each of the portfolios:

                                         MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
PORTFOLIO                                   FEES         FEES      EXPENSES     EXPENSES
---------                                ----------   ----------   --------   ------------
JOHN HANCOCK TRUST - SERIES II SHARES:
Index Allocation Trust (A, BB, CC)          0.05%        0.25%       0.03%        0.33%

(A)  Based upon estimates for the current fiscal year.

(BB) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average net assets of the Index Allocation Trust, other than 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and underlying portfolios expenses, until May 1, 2007. This advisory fee waiver may be terminated at any time after May 1, 2007. The contractual expense reimbursement of 0.06% of Trust average net assets for the fiscal year ended December 31, 2005 results in estimated Net Total Portfolio Operating Expenses of 0.27%.

(CC) The shareholders of the Index Allocation Trust bear indirectly the expenses of the NAV shares of the underlying portfolios in which the Index Allocation Trust invests. The estimated Underlying Portfolio Expenses of 0.53%, as a percentage of Trust average net assets for the fiscal year ended December 31, 2005, results in estimated Net Total Portfolio Operating Expenses and Underlying Portfolio Expenses (not including the expense reimbursement in BB above) of 0.80%.

     Estimated underlying portfolio expenses assume the following allocation of the Index Allocation Trust's assets among the underlying portfolios: 500 Index Trust, 35%; Mid Cap Index Trust, 10, Small Cap Index Trust, 10%; International Equity Index Trust A, 15%; and Bond Index Trust A, 30% . This allocation may change over time and the underlying portfolios expenses will vary with changes in these allocations and changes in underlying portfolio expenses. For the estimated expense ratio of each of the underlying portfolios in which the Index Allocation Trust may invest, see the prospectus for the Index Allocation Trust. You can obtain a copy of that prospectus by contacting the Annuity Service Office shown on the first page of the Product Prospectuses.

We add the following information to the table in the Product Prospectuses that contains a general description of the Portfolios:

PORTFOLIO                PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                -----------------             ----------------------
INDEX ALLOCATION TRUST   MFC Global Investment         Long term growth of capital. Current
                         Management (U.S.A.) Limited   income is also a consideration.

FOR MORE INFORMATION REGARDING THE INDEX ALLOCATION TRUST, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE INDEX ALLOCATION TRUST. YOU CAN OBTAIN A COPY OF THAT PROSPECTUS BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUSES. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

      (included in Registrants Form N-4, File No 033-79112, filed on April
                 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                          NEW NAME
--------------       --------                                          --------
October 1, 1997      FNAL Variable Account                             The Manufacturers Life Insurance Company of New York Separate
                                                                       Account A
October 1, 1997      First North American Life Assurance Company       The Manufacturers Life Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.                            Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                       Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York Separate Account A                           Separate Account A
January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York Separate
                     York                                              Account A.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 20, on Form N-4, file No 033-79112, filed April 29, 2005.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 20, on Form N-4, file No 033-79112, filed April 29, 2005.

     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (a) Form of Underwriting and Distribution Agreement-Incorporated by reference to Exhibit (b) (2) to post-effective amendment no. 12 to this registration statement filed March 1, 2002 ("Post-Effective Amendment no. 12")

               (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (3)(b) to Post-Effective Amendment no. 12.

          (4)  (a)  (i)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration Statement on Form N-4, File No.33-79112, dated March 2, 1998.

                    (ii) Form of Specimen Flexible Purchase Payment Individual
                         Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

               (b)  (i)  Specimen Endorsements to Contract (v24) - (i) ERISA
                         Tax-Sheltered Annuity, (ii) Tax-Sheltered Annuity,
                         (iii) Qualified Plan Endorsement Section 401 Plans,
                         (iv) Simple Individual Retirement Annuity, (v) Unisex Benefits and Payments, (vi) Individual Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

                    (ii) Specimen Death Benefit Endorsement (v9) - previously
                         filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                    (iii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

                    (iv) Roth Individual Retirement Annuity Endorsement -
                         previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

                    (v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 25, 2001.

          (5)  (a)  (i)  Form of Specimen Application for Flexible Purchase
                         Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                    (ii) Form of Specimen Application for Flexible Purchase
                         Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

          (6)  (a)  (i)  Declaration of Intention and Charter of First North
                         American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (ii) Certificate of Amendment of the Declaration of
                         Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iii) Certificate of Amendment of the Declaration of
                         Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (8) (a) to Post-Effective Amendment no. 12.

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

          (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 20, to Form N-4, file number 033-79112, filed April 29, 2005

          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedules of computations - Incorporated by reference to Exhibit
               (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

          (14) (a) Power of Attorney - The Manufacturers Life Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

               (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

               (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

               (d) Power of Attorney, Robert Cook - incorporated by reference to Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

               (e) Power of Attorney, Bradford J. Race Jr. - incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 12.

               (f) Power of Attorney, Joseph M. Scott - incorporated by reference to Exhibit (14)(f) to Post-Effective Amendment No. 16.

               (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - incorporated by reference to Exhibit (14)(g) to Post-Effective Amendment No. 17.

               (h) Power of Attorney, Richard Harris - incorporated by reference to Exhibit (14)(h) to Post-Effective Amendment No. 19.

               (i) Power of Attorney, James Brockelman - incorporated by reference to Exhibit (14)(i) to Post- Effective Amendment No. 21, filed December 12, 2005.

Item 25. Directors and Officers of the Depositor.

                            OFFICERS AND DIRECTORS OF
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                       POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS   JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------   -----------------------------------------------
Alison Alden                          Director
601 Congress Street
Boston, MA 02210

Bruce Avedon                          Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                       Director
3 Robin Drive
Rochester, NY 14618

James R. Boyle                        Director and Executive Vice President Annuities
601 Congress Street
Boston, MA 02210

James Brockelman                      Director
601 Congress Street
Boston, MA 02210

Robert Cook                           Director and Executive Vice President,
601 Congress Street                   Insurance
Boston, MA 02210

Marc Costantini                       Director
601 Congress Street
Boston, MA 02210

Peter Copestake                       SVP & Treasurer
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

John D. DesPrez III                   Director and Chairman
601 Congress Street
Boston, MA 02210

Ruth Ann Fleming                      Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                    Director and President
601 Congress Street
Boston, MA 02210

                            OFFICERS AND DIRECTORS OF
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                       POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS   JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------   -----------------------------------------------
Neil M. Merkl, Esq.                   Director
35-35 161st Street
Flushing, NY 11358

Joseph M. Scott                       Director
601 Congress Street
Boston, MA 02210

Bruce Speca                           Director
601 Congress Street
Boston, MA 02210

Bradford J. Race Jr                   Director
136 East 64th Street
New York, NY 10021

Andrew Corselli                       Secretary & Chief Legal Counsel
601 Congress Street
Boston, MA 02210

Richard Harris                        Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Nicole Humblias                       Assistant Vice President and Chief
601 Congress Street                   Administrative Officer
Boston, MA 02210

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                                     LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                              ID    EQUITY     INCORPORATION        DIVISION
---------                                                            -----   ------   ----------------   ----------------
MANULIFE FINANCIAL CORPORATION                                        0002      100   CANADA             Corporate
   John Hancock Holdings (Delaware) LLC                               0275      100   Delaware           Corporate
      John Hancock Financial Services, Inc.                           0003      100   Delaware           Corporate
   The Manufacturers Life Insurance Company                           0001      100   Canada             Corporate
      Manulife Bank of Canada                                         0058      100   Canada             Canadian
      Manulife Financial Services Inc.                                0199      100   Canada             Canadian
      Manulife Securities International Ltd.                          0079      100   Canada             Canadian
      Manulife Canada Ltd.                                            0157      100   Canada             Canadian
      First North American Insurance Company                          0111      100   Canada             Canadian
      Equinox Financial Group, Inc.                                   0239      100   Canada             Canadian
         EIS Insurance Services, Inc.(1.)                                        50   Canada             Canadian
         2733854 Canada Ltd.(2.)                                                100   Canada             Canadian
      JLOC Holding Company                                                       30   Cayman Islands     Corporate
      Opportunity Finance Company                                                30   Cayman Islands     Corporate
      Cantay Holdings Inc.                                            0051      100   Ontario            Corporate
      Canaccord Capital Inc.                                                  13.07   British Columbia   Corporate
      Regional Power Inc.                                             0136    83.50   Canada             Corporate
ADDALAM POWER CORPORATION.                                                       50   Philippines        Investments
      Manulife Data Services Inc.                                     0081      100   Barbados           Corporate
      Manulife Enterprises (Alberta) Limited                          0276      100   Alberta            Corporate
         Manulife Enterprises (Bermuda) Limited                       0277      100   Bermuda            Corporate
      Manulife Capital Inc.                                           0278      100   Canada             Corporate
      P.V.S. Preferred Vision Services Inc.                                      20   Canada             Investments
      880 Belgrave Way Holdings Ltd.                                            100   British Columbia   Investments
      Churchill Office Park Limited                                              45   Canada             Investments
      Landex Properties Ltd.                                          0238      100   British Columbia   Investments
      Enterprise Capital Management Inc.                                         20   Ontario            Investments
      6212344 Canada Limited                                          0272      100   Canada             Investments
      SEAMARK Asset Management Ltd.                                           35.01   Canada             Investments
      1293319 Ontario Inc.                                            0170      100   Ontario            Investments
      3426505 Canada Inc.                                             0161      100   Canada             Investments
      FNA Financial Inc.                                              0115      100   Canada             Investments
         Elliot & Page Limited                                        0116      100   Ontario            Investments
      NAL Resources Limited                                           0117      100   Alberta            Investments
      NAL Resources Management Limited                                0120      100   Canada             Investments
         1050906 Alberta Ltd.                                         0127      100   Alberta            Investments
      2015500 Ontario Inc.                                            0154      100   Ontario            Investments
      NALC Holdings Inc.(3)                                           0103       50   Ontario            Investments
      2015401 Ontario Inc.                                            0140      100   Ontario            Investments
      2024385 Ontario Inc.                                            0153      100   Ontario            Investments
      Cavalier Cable, Inc.(4.)                                                   78   Delaware           Investments
      MFC Global Investment Management (U.S.A.) Limited               0156      100   Canada             Investments
      Resolute Energy Inc.                                                    11.42   Alberta            Investments
      Micro Optics Design Corporation                                         17.69   Nevada             Investments
      PK Liquidating Company II, LLC                                             18   Delaware           Investments
      Intrepid Energy Corp.                                                      19   Alberta            Investments
      Avotus Corp.                                                            10.13   Canada             Investments
      Manulife Holdings (Alberta) Limited                             0201      100   Alberta            U.S.
         Manulife Holdings (Delaware) LLC                             0205      100   Delaware           U.S.

                                                                     LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                              ID    EQUITY     INCORPORATION        DIVISION
---------                                                            -----   ------   ----------------   ----------------
            The Manufacturers Investment Corporation                  0087      100   Michigan           U.S.
            Manulife Reinsurance Limited                              0067      100   Bermuda            Reinsurance
            Manulife Reinsurance (Bermuda) Limited                    0203      100   Bermuda            Reinsurance
            John Hancock Life Insurance Company (U.S.A.)(5.)          0019      100   Michigan           U.S.
            The Manufacturers Life Insurance Company of America       0017      100   Michigan           U.S.
            Manulife Service Corporation                              0007      100   Colorado           U.S.
            John Hancock Distributors LLC(6.)                         0005      100   Delaware           U.S.
            Aegis Analytical Corporation                                      15.41   Delaware           Investments
            John Hancock Investment Management Services, LLC(7.)      0097       60   Delaware           U.S.
            John Hancock Life Insurance Company of New York(8.)       0094      100   New York           U.S.
            Ironside Venture Partners I LLC                           0196      100   Delaware           Investments
            NewRiver Investor Communications Inc.                             11.29   Delaware           Investments
            Polymerix Corporation                                              11.4   Delaware           Investments
            Ennal, Inc.                                               0124      100   Delaware           U.S.
            Ironside Venture Partners II LLC                          0197      100   Delaware           Investments
            Manulife Property Management of Washington, D.C., Inc.              100   Wash., D.C.        Investments
            Avon Long Term Care Leaders LLC                           0158      100   Delaware           U.S.
            ESLS Investment Limited, LLC                                         25   Ohio               Corporate
            Flex Holding, LLC                                                  27.7   Delaware           Corporate
            Flex Leasing I, LLC                                               99.99   Delaware           Corporate
            Manulife Leasing Co., LLC                                            80   Delaware           Corporate
            Dover Leasing Investments, LLC                                       99   Delaware           Corporate
            MCC Asset Management, Inc.                                0186      100   Delaware           U.S.
      MFC Global Fund Management (Europe) Limited                               100   England            Investments
         MFC Global Investment Management (Europe) Limited            0064      100   England            Investments
      WT (SW) Properties Ltd.                                         0082      100   England            Corporate
      Manulife Europe Ruckversicherungs-Aktiengesellschaft            0138      100   Germany            Reinsurance
         Manulife Holdings (Bermuda) Limited                          0147      100   Bermuda            Reinsurance
            Manulife Management Services Ltd.                         0191      100   Barbados           Reinsurance
            Manufacturers P&C Limited                                 0036      100   Barbados           Reinsurance
MANUFACTURERS LIFE REINSURANCE LIMITED                                0049      100   Barbados           Reinsurance
      FCM Holdings Inc.                                               0104      100   Philippines        Asia
      Manulife (Singapore) Pte. Ltd.                                  0014      100   Singapore          Asia
        John Hancock Life Assurance Company, Ltd.                               100   Singapore          Asia
      The Manufacturers Life Insurance Co. (Phils.), Inc.             0164      100   Philippines        Asia
        FCM Plans, Inc.                                               0155      100   Philippines        Asia
        Manulife Financial Plans, Inc.                                0187      100   Philippines        Asia
      Manulife (Vietnam) Limited                                      0188      100   Vietnam            Asia
      Manulife International Holdings Limited                         0152      100   Bermuda            Asia
         Manulife Provident Funds Trust Company Limited               0163      100   Hong Kong          Asia
         Manulife Asset Management (Asia) Limited                               100   Barbados           Asia
            Manulife Asset Management (Hong Kong) Limited             0078      100   Hong Kong          Asia
            P.T. Manulife Aset Manajemen Indonesia                    0141       85   Indonesia          Asia
            P.T. Buanadaya Sarana Informatika(9.)                                96   Indonesia          Asia
         Manulife (International) Limited                             0028      100   Bermuda            Asia
            Manulife-Sinochem Life Insurance Co. Ltd.                 0043       51   China              Asia
            The Manufacturers (Pacific Asia) Insurance Company        0061      100   Hong Kong          Asia
            Limited

                                                                     LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                              ID    EQUITY     INCORPORATION        DIVISION
---------                                                            -----   ------   ----------------   ----------------
MANULIFE CONSULTANTS LIMITED                                                    100   Hong Kong          Asia
MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                        100   Hong Kong          Asia
         Manulife Financial Management Limited                                  100   Hong Kong          Asia
         Manulife Financial Group Limited                                       100   Hong Kong          Asia
         Manulife Financial Investment Limited                                  100   Hong Kong          Asia
      P.T. Asuransi Jiwa Manulife Indonesia                           0042       71   Indonesia          Asia
P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                 0075       99   Indonesia          Asia
P.T. MANULIFE INTIJAYA                                                           90   Indonesia          Asia
P.T. MANULIFE INTISARI                                                           95   Indonesia          Asia
      6306471 Canada Inc.                                             0282      100   Canada             Corporate
         CDF (Thailand) Ltd.                                          0287       90   Thailand           Asia
            OQC (Thailand) Ltd.(10.)                                  0288       51   Thailand           Asia
            Interlife  John Hancock  Assurance  Public  Company       0286       70   Thailand           Asia
            Limited(11.)
      Manulife Technology & Services Sdn Bhd                          0285      100   Malaysia           Asia
      Manulife Alberta Limited                                        0279      100   Alberta            Corporate
         Manulife European Holdings (Bermuda) Limited                 0270      100   Bermuda            Corporate
            Manulife European Investments (Luxembourg) S.a.r.l.       0271      100   Luxembourg         Corporate
            Manulife Hungary Holdings Limited(12.)                    0149       99   Hungary            Corporate
      MLI Resources Inc.                                              0193      100   Alberta            Corporate
         Manulife Life Insurance Company(13.)                         0180    35.02   Japan              Japan
            MFC Global Investment Management (Japan) Limited          0208      100   Japan              Japan
         Manulife Century Investments (Bermuda) Limited               0172      100   Bermuda            Corporate
            Manulife Century Investments (Luxembourg) S.A.            0173      100   Luxembourg         Corporate
            Manulife Century Investments (Netherlands) B.V.           0174      100   Netherlands        Corporate
            Manulife Premium Collection Co., Ltd.(14.)                0178       57   Japan              Japan
            Y.K. Manulife Properties Japan                            0142      100   Japan              Japan
            Daihyaku Manulife Holdings (Bermuda) Limited              0175      100   Bermuda            Corporate
            Manulife Century Holdings (Netherlands) B.V.              0195      100   Netherlands        Corporate
      Manulife Holdings (Hong Kong) Limited                           0015      100   Hong Kong          Asia
      Manulife (Malaysia) SDN.BHD.                                    0074      100   Malaysia           Asia
      Manulife Financial Systems (Hong Kong) Limited                  0053      100   Hong Kong          Asia
MANULIFE FINANCIAL CORPORATION                                                    2     100              CANADA
   John Hancock Financial Services, Inc.                                          3     100              Delaware
   The Manufacturers Life Insurance Company                                       1     100              Canada
      Manulife Bank of Canada                                                    58     100              Canada
      Manulife Financial Services Inc.                                          199     100              Canada
      Manulife Securities International Ltd.                                     79     100              Canada
      Enterprise Capital Management Inc.                                                 20              Ontario
      Cantay Holdings Inc.                                                       51     100              Ontario
      FNA Financial Inc.                                                        115     100              Canada
         Elliot & Page Limited                                                  116     100              Ontario
      NAL Resources Limited                                                     117     100              Alberta
      3550435 Canada Inc.                                                       107     100              Canada
         MFC Insurance Company Limited                                          106     100              Canada
         FCM Holdings Inc.                                                      104     100              Philippines
      Manulife Canada Ltd.                                                      157     100              Canada
      1293319 Ontario Inc.                                                      170     100              Ontario

                                                                     LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                              ID    EQUITY     INCORPORATION        DIVISION
---------                                                            -----   ------   ----------------   ----------------
      3426505 Canada Inc.                                                       161     100              Canada
      Canaccord Capital Inc.                                                          13.07              British Columbia
      Manulife International Capital Corporation Limited                        135     100              Ontario
         Golf Town Canada Inc.                                                        43.43              Canada
         Regional Power Inc.                                                    136      80              Canada
         Avotus Corp.                                                                 10.36              Canada
      First North American Insurance Company                                    111     100              Canada
      JLOC Holding Company                                                               30              Cayman Islands
      Opportunity Finance Company                                                        30              Cayman Islands
      Resolute Energy Inc.                                                             11.5              Alberta
      SEAMARK Asset Management Ltd.                                             118   35.01              Canada
      NAL Resources Management Limited                                          120     100              Canada
         1050906 Alberta Ltd.                                                   127     100              Alberta
      PK Liquidating Company II, LLC                                                     18              Delaware
      Intrepid Energy Corp.                                                              19              Alberta
      Manulife Data Services Inc.                                                81     100              Barbados
      Micro Optics Design Corporation                                                 17.69              Nevada
      Innova LifeSciences Corporation                                                 15.79              Ontario
      2015401 Ontario Inc.                                                      140     100              Ontario
      2015500 Ontario Inc.                                                      154     100              Ontario
      MFC Global Investment Management (U.S.A.) Limited                         156     100              Canada
      Cavalier Cable, Inc.(2)                                                            78              Delaware
      2024385 Ontario Inc.                                                      153     100              Ontario
      6212344 Canada Limited                                                    272     100              Canada
      NALC Holdings Inc.(3)                                                     103      50              Ontario
      Manulife Holdings (Alberta) Limited                                       201     100              Alberta
         Manulife Holdings (Delaware) LLC                                       205     100              Delaware
            The Manufacturers Investment Corporation                             87     100              Michigan
            Manulife Reinsurance Limited                                         67     100              Bermuda
            Manulife Reinsurance (Bermuda) Limited                              203     100              Bermuda
            The Manufacturers Life Insurance Company (U.S.A.)                    19     100              Michigan
            Manulife Service Corporation                                          7     100              Colorado
            Manulife Financial Securities LLC                                     5     100              Delaware
            Manufacturers Securities Services, LLC(4)                            97      60              Delaware
            The Manufacturers Life Insurance Company of New York                 94     100              New York
            The Manufacturers Life Insurance Company of America                  17     100              Michigan
            Aegis Analytical Corporation                                              15.41              Delaware
            Manulife Property Management of Washington, D.C., Inc.                      100              Wash., D.C.
            ESLS Investment Limited, LLC                                                 25              Ohio
            Polymerix Corporation                                                      11.4              Delaware
            Ennal, Inc.                                                         124     100              Delaware
            Avon Long Term Care Leaders LLC                                     158     100              Delaware
            Ironside Venture Partners I LLC                                     196     100              Delaware
            NewRiver Investor Communications Inc.                                     11.29              Delaware
            Ironside Venture Partners II LLC                                    197     100              Delaware
            Flex Holding, LLC                                                          27.7              Delaware
            Flex Leasing I, LLC                                                       99.99              Delaware
            Manulife Leasing Co., LLC                                           150      80              Delaware
            Dover Leasing Investments, LLC                                               99              Delaware

                                                                     LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                              ID    EQUITY     INCORPORATION        DIVISION
---------                                                            -----   ------   ----------------   ----------------
      MFC Global Fund Management (Europe) Limited                               64      100              England
         MFC Global Investment Management (Europe) Limited                              100              England
      WT (SW) Properties Ltd.                                                   82      100              England
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                     138      100              Germany
      Manulife International Holdings Limited                                  152      100              Bermuda
         Manulife Provident Funds Trust Company Limited                        163      100              Hong Kong
         Manulife Asset Management (Asia) Limited                               78      100              Barbados
            Manulife Asset Management (Hong Kong) Limited                               100              Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                             141       85              Indonesia
            P.T. Buanadaya Sarana Informatika(5)                                         96              Indonesia
         Manulife (International) Limited                                       28      100              Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                           43       51              China
      Manulife (Vietnam) Limited                                               188      100              Vietnam
      The Manufacturers Life Insurance Co. (Phils.), Inc.                      164      100              Philippines
         FCM Plans, Inc.                                                       155      100              Philippines
         Manulife Financial Plans, Inc.                                        187      100              Philippines
      P.T. Asuransi Jiwa Manulife Indonesia                                     42       71              Indonesia
            P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                               75      100              Indonesia
            P.T. ASURANSI JIWA MANULIFE PRIMA(6)                                       90.4              Indonesia
            P.T. ASURANSI JIWA MANULIFE INTI(7)                                        95.9              Indonesia
      Manulife (Singapore) Pte. Ltd.                                            14      100              Singapore
      Manulife Holdings (Bermuda) Limited                                      147      100              Bermuda
         Manulife Management Services Ltd.                                     191      100              Barbados
         Manufacturers P&C Limited                                              36      100              Barbados
      Manulife European Holdings 2003 (Alberta) Limited                        202      100              Alberta
         Manulife European Holdings (Bermuda) Limited                          270      100              Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.                271      100              Luxembourg
            Manulife Hungary Holdings Limited(8.)                              149       99              Hungary
      MLI Resources Inc.                                                       193      100              Alberta
         Manulife Life Insurance Company(9)                                    180       35              Japan
            MFC Global Investment Management (Japan) Limited                   208      100              Japan
         Manulife Century Investments (Bermuda) Limited                        172      100              Bermuda
            Manulife Century Investments (Luxembourg) S.A.                     173      100              Luxembourg
            Manulife Century Investments (Netherlands) B.V.                    174      100              Netherlands
            Manulife Premium Collection Co., Ltd.(10.)                         178       57              Japan
            Y.K. Manulife Properties Japan                                     142      100              Japan
            Manulife Century Holdings (Netherlands) B.V.                       195      100              Netherlands

(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life
     Insurance Company.

(2.) Inactive subsidiaries are noted in italics.

(3)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company
     (U.S.A.).

(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.)
     effective January 1, 2005.

(6.) Name change from Manulife Financial Securities LLC effective January 1,
     2005.

(7.) Name change from Manufacturers Securities Services, LLC effective January
     1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa
     Manulife Indonesia.

(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
     Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
     Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.

As of MARCH 31, 2005, there were 13,452 qualified and 13,960 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a. Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.   None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 13th day of February, 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE
    COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    President


JOHN HANCOCK LIFE INSURANCE COMPANY
OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 13th day of February, 2006.

Signature                               Title
---------                               -----


/s/ James D. Gallagher                  President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Peter Copestake                     Senior Vice President & Treasurer
-------------------------------------   (Principal Financial Officer)
Peter Copestake


/s/ Patrick Gill                        Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


*                                       Director
-------------------------------------
Alison Alden


*                                       Director
-------------------------------------
Bruce Avedon


*                                       Director
-------------------------------------
Thomas Borshoff


*                                       Director
-------------------------------------
James R. Boyle


*                                       Director
-------------------------------------
James Brockelman


*                                       Director
-------------------------------------
Robert Cook


*                                       Director
-------------------------------------
Marc Costantini


*                                       Director
-------------------------------------
John D. DesPrez III


*                                       Director
-------------------------------------
Ruth Ann Fleming


*                                       Director
-------------------------------------
Neil M. Merkl


*                                       Director
-------------------------------------
Bradford J. Race, Jr.


*                                       Director
-------------------------------------
Bruce R. Speca


/s/ James D. Gallagher
-------------------------------------
James D. Gallagher
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.   DESCRIPTION
--------   -----------
           NONE